Income Tax Expense	12 Months Ended
Jun. 30, 2024
Income Tax Expense [Abstract]
Income tax expense

Note 14. Income tax expense

	Consolidated
	30 June 2024	30 June 2023
	$	$

Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(3,546,195)	(3,506,220)

Tax at the statutory tax rate of 25%	(886,549)	(876,555)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Permanent differences	332,974	355,356
Timing differences (not meeting deferred asset criteria)	(52,532)	1,334
Carry forward losses (not meeting deferred asset criteria)	606,107	519,865
Income tax expense	-	-

	Consolidated
	30 June 2024	30 June 2023
	$	$

Deferred tax assets not recognised
Deferred tax assets not recognised comprises temporary differences attributable to:
– Payables, accrued expenses and provisions	33,722	69,018
– Deferred revenue	31,340	34,677
– Other – Expenses deductible in future periods	98,681	123,049
– Other – Right of use assets	-	474
Total deferred tax asset attributable to temporary differences not recognised	163,743	227,218

	30 June 2024	30 June 2023
	$	$
The amount of unused tax losses for which no deferred tax asset is recognised:
– applicable to the company	5,802,382	3,651,357
– applicable to subsidiaries (not consolidated for tax purposes)	171,618	171,610
Total	5,974,000	3,822,967

Potential tax benefit @ 25%	1,493,500	955,742

The above potential tax benefit for tax losses and other deferred tax assets has not been recognised in the statement of financial position as the recovery of this benefit is uncertain. These tax losses can only be utilised in the future if the continuity of ownership test is passed, or failing that, the same business test is passed, and if the Consolidated Entity has taxable income.